UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-06072

Treasury Money Portfolio

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

Deutsche Asset Management

A Member of the Deutsche Bank Group

Treasury Money Fund — Institutional Class

Semiannual Report
to Shareholders

June 30, 2007

Contents

Treasury Money Fund  — Institutional Class

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Shareholder Meeting Results

Treasury Money Portfolio

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Fund Return*
Beginning Account Value 1/1/07	$ 1,000.00
Ending Account Value 6/30/07	$ 1,025.10
Expenses Paid per $1,000**	$ 1.26
Hypothetical 5% Fund Return*
Beginning Account Value 1/1/07	$ 1,000.00
Ending Account Value 6/30/07	$ 1,023.55
Expenses Paid per $1,000**	$ 1.25
* Expenses include amounts allocated proportionally from the master portfolio.
** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Treasury Money Fund — Institutional Class	.25%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	6/30/07	12/31/06

Repurchase Agreements	100%	95%
US Treasury Obligations	—	5%
	100%	100%
Weighted Average Maturity

Treasury Money Fund — Institutional Class	10 days	16 days
Treasury and Repo Institutional Money Fund Average*	12 days	11 days
* The Fund is compared to its respective iMoneyNet category: Treasury and Repo Institutional Money Fund Average. Category includes only institutional government funds that hold US Treasuries and repurchase agreements backed by the US Treasury.

Asset Allocation and weighted average maturity are subject to change. For more complete details about the Portfolio holdings, see page 19. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calender quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments in Treasury Money Portfolio, at value	$ 758,623,505
Other assets	11,932
Total assets	758,635,437
Liabilities
Dividends payable	757,847
Other accrued expenses and payables	157,831
Total liabilities	915,678
Net assets, at value	$ 757,719,759
Net Assets
Net assets consist of: Distributions in excess of net investment income	(1,814)
Accumulated net realized gain (loss)	(46,901)
Paid-in capital	757,768,474
Net assets, at value	$ 757,719,759
Net Asset Value
Net Asset Value, offering and redemption price per share ($757,719,759 ÷ 757,760,395 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Total investment income allocated from the Treasury Money Portfolio: Interest	$ 17,747,081
Expenses*	(677,571)
Net investment income allocated from the Treasury Money Portfolio	17,069,510
Expenses: Administration fee	338,043
Services to shareholders	128,258
Distribution service fees	219,728
Audit fees	10,831
Legal fees	15,995
Trustees' fees and expenses	2,542
Reports to shareholders	14,675
Registration fees	12,235
Other	18,859
Total expenses before expense reductions	761,166
Expense reductions	(590,363)
Total expenses after expense reductions	170,803
Net investment income	16,898,707
Net realized gain (loss) from investments	4,144
Net increase (decrease) in net assets resulting from operations	$ 16,902,851
* For the six months ended June 30, 2007, the Advisor to the Treasury Money Portfolio waived fees, of which $16,236 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income	$ 16,898,707	$ 25,265,314
Net realized gain (loss) on investment transactions	4,144	(10,499)
Net increase (decrease) in net assets resulting from operations	16,902,851	25,254,815
Distributions to shareholders from: Net investment income	(16,900,534)	(25,265,305)
Fund share transactions: Proceeds from shares sold	1,201,914,037	3,287,749,410
Reinvestment of distributions	11,341,882	17,456,592
Cost of shares redeemed	(1,178,893,448)	(2,977,283,337)
Net increase (decrease) in net assets from Fund share transactions	34,362,471	327,922,665
Increase (decrease) in net assets	34,364,788	327,912,175
Net assets at beginning of period	723,354,971	395,442,796
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $1,814 and $13, respectively)	$ 757,719,759	$ 723,354,971
Other Information
Shares outstanding at beginning of period	723,397,924	395,475,259
Shares sold	1,201,914,037	3,287,749,410
Shares issued to shareholders in reinvestment of distributions	11,341,882	17,456,592
Shares redeemed	(1,178,893,448)	(2,977,283,337)
Net increase (decrease) in Fund shares	34,362,471	327,922,665
Shares outstanding at end of period	757,760,395	723,397,924

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.025	.047	.029	.011	.009	.015
Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—	—	—
Total from investment operations	.025	.047	.029	.011	.009	.015
Less distributions from: Net investment income	(.025)	(.047)	(.029)	(.011)	(.009)	(.015)
Net realized gain on investment transactions	—	—	—	—	—[b]	—[b]
Total distributions	(.025)	(.047)	(.029)	(.011)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	2.51**	4.79	2.96	1.12	.91	1.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	758	723	395	365	621	581
Ratio of expenses before expense reductions (including expenses allocated from Treasury Money Portfolio) (%)	.43*	.40	.30	.30	.28	.27
Ratio of expenses after expense reductions (including expenses allocated from Treasury Money Portfolio) (%)	.25*	.25	.25	.25	.25	.25
Ratio of net investment income (%)	5.00*	4.79	2.91	1.09	.90	1.51
[a] For the six months ended June 30, 2007 (Unaudited). [b] Amount is less than $.0005 per share. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Treasury Money Fund — Institutional Class (the ``Fund'') is a series of DWS Institutional Funds (the ``Trust''), which is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a Massachusetts business trust. The Fund is one of several funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Treasury Money Portfolio (the ``Portfolio''), an open-end management investment company registered under the 1940 Act and advised by Deutsche Investment Management Americas Inc. (``DIMA'' or the ``Advisor''). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

At June 30, 2007, the Fund owned approximately 86% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2006, the Fund had a net tax basis capital loss carryforward of $51,045 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012 ($17,667), December 31, 2013 ($22,818) and December 31, 2014 ($10,560), the respective expiration dates, whichever occurs first.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund's financial statements.

Distributions of Income. The net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses that are attributed to the Trust are allocated among the funds in the Trust based on their respective net assets.

B. Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the master portfolio.

For the period from January 1, 2007 through September 30, 2007, DIMA has contractually agreed to waive a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to maintain total operating expenses at 0.25% of the Fund's average daily net assets, including expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, proxy, taxes, brokerage, interest and organizational and offering expenses).

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended June 30, 2007, the Advisor waived a portion of its Administration fee as follows:

	Total Aggregated	Waived	Unpaid at June 30, 2007	Annualized Effective Rate
Treasury Money Fund — Institutional Class	$ 338,043	$ 243,461	$ 29,777.03%

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2007, the amount charged to the Fund by DWS-SISC aggregated $127,174, all of which was waived.

In addition, DWS Scudder Distributors, Inc. ("DWS-SDI") also an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Institutional Class shareholders at an annual rate of up to 0.25% of average daily net assets. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the net assets of shareholder accounts the firm services. For the six months ended June 30, 2007, the Service Fee was as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Treasury Money Fund — Institutional Class	$ 219,728	$ 219,728.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,830, of which $467 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2007, there were two shareholders who held approximately 21% and 16% of the outstanding shares of the Fund.

D. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

E. Fund Merger

On May 4, 2007, the shareholders of the Fund approved, in principle, the merger of the Fund into the Investors Cash Trust Treasury Portfolio, which is expected to occur in September 2007. In addition, future utilization of the capital loss carryforward at December 31, 2006, may be subject to certain limitations under Sections 381-384 of the Internal Revenue Code. Prior to this fund merger, Treasury Money Fund — Institutional Class, currently a master-feeder structure, will receive all of its assets and liabilities from the master portfolio and convert to a stand-alone fund. The master portfolio will be closed after the conversion.

Shareholder Meeting Results

A Special Meeting of the Shareholders of the Treasury Money Fund Institutional series of DWS Institutional Funds (the "Fund") was initially held on April 18, 2007 and then reconvened on May 4, 2007 at the offices of Deutsche Investment Management Americas Inc. (part of Deutsche Asset Management), 345 Park Avenue, New York, New York 10017. The following matter was voted on by the Shareholders of said Fund (the resulting votes are presented below):

1. To approve the proposed Agreement and Plan of Reorganization of the Fund culminating in the transfer of all of the Fund's assets and the assumption of all of the Fund's liabilities in exchange for shares of the Treasury Portfolio series of Investors Cash Trust on a tax-free basis for federal income tax purposes and the complete liquidation and termination of the Fund.

Number of Votes:
For	Against	Abstain
345,104,046.945	0.000	78,477.540

(The following financial statements of the Treasury Money Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2007 (Unaudited)

	Principal Amount ($)	Value ($)

Repurchase Agreements 99.9%
Banc of America Securities LLC, 4.10%, dated 6/29/2007, to be repurchased at $25,507,205 on 7/2/2007 (a)	25,498,493	25,498,493
BNP Paribas, 4.40%, dated 6/29/2007, to be repurchased at $55,020,167 on 7/2/2007 (b)	55,000,000	55,000,000
BNP Paribas, 5.01%, dated 6/20/2007, to be repurchased at $150,626,250 on 7/20/2007 (c)	150,000,000	150,000,000
Countrywide Securities Corp., 5.10%, dated 6/29/2007, to be repurchased at $175,074,375 on 7/2/2007 (d)	175,000,000	175,000,000
Credit Suisse First Boston LLC, 4.50%, dated 6/29/2007, to be repurchased at $50,018,750 on 7/2/2007 (e)	50,000,000	50,000,000
Credit Suisse First Boston LLC, 5.02%, dated 6/20/2007, to be repurchased at $90,376,500 on 7/20/2007 (f)	90,000,000	90,000,000
JP Morgan Securities, Inc., 4.35%, dated 6/29/2007, to be repurchased at $200,072,500 on 7/2/2007 (g)	200,000,000	200,000,000
JP Morgan Securities, Inc., 5.00%, dated 6/20/2007, to be repurchased at $90,375,000 on 7/20/2007 (h)	90,000,000	90,000,000
Merrill Lynch Government Securities, Inc., 3.25%, dated 6/29/2007, to be repurchased at $50,013,542 on 7/2/2007 (i)	50,000,000	50,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $885,498,493)+	99.9	885,498,493
Other Assets and Liabilities, Net	0.1	500,857
Net Assets	100.0	885,999,350
+ The cost for federal income tax purposes was $885,498,493.
(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,909,000	US Treasury Bond	4.375-11.25	11/15/2008-2/15/2037	13,778,723
12,310,000	US Treasury Note	2.75-4.00	8/15/2007-10/15/2009	12,230,200
Total Collateral Value				26,008,923
(b) Collateralized by $53,050,000 US Treasury Inflation Index Note, 2.0%, maturing on 7/15/2014 with a value of $56,100,308.
(c) Collateralized by $117,620,000 US Treasury Inflation Index Note, 3.875%, maturing on 1/15/2009 with a value of $153,001,118.
(d) Collateralized by $181,224,967 Government National Mortgage Association, with various coupon rates from 5.0-6.0%, maturing with various maturities of 7/20/2033-6/20/2037 with a value of $178,500,000.
(e) Collateralized by $93,474,000 US Treasury STRIPS, with various maturities of 11/15/2010-5/15/2030 with a value of $51,001,299.
(f) Collateralized by $179,525,281 US Treasury STRIPS, with various maturities of 8/15/2007-2/15/2037 with a value of $91,803,366.
(g) Collateralized by $447,367,000 US Treasury STRIPS, with various maturities of 8/15/2007-2/15/2037 with a value of $204,000,565.
(h) Collateralized by $205,362,000 US Treasury STRIPS, with various maturities of 2/15/2010-8/15/2029 with a value of $91,800,888.
(i) Collateralized by $58,070,000 US Treasury STRIPS, maturing on 2/15/2010 with a value of $51,002,300.
STRIPS: Separate Trading of Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Repurchase agreements, valued at amortized cost	885,498,493
Cash	35,090
Interest receivable	643,872
Other assets	31,974
Total assets	886,209,429
Liabilities
Accrued advisory fee	118,813
Accrued administration fee	23,554
Other accrued expenses and payables	67,712
Total liabilities	210,079
Net assets, at value	$ 885,999,350

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Interest	$ 20,667,531
Expenses: Advisory fee	591,645
Administration fee	118,329
Custodian fees	25,257
Auditing	23,530
Legal	6,376
Trustees' fees and expenses	8,433
Other	34,192
Total expenses before expense reductions	807,762
Expense reductions	(18,903)
Total expenses after expense reductions	788,859
Net investment income (loss)	19,878,672
Net realized gain (loss) from investments	4,822
Net increase (decrease) in net assets resulting from operations	$ 19,883,494

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income	$ 19,878,672	$ 32,742,683
Net realized gain (loss) on investment transactions	4,822	(15,913)
Net increase (decrease) in net assets resulting from operations	19,883,494	32,726,770
Capital transaction in shares of beneficial interest: Proceeds from capital invested	1,457,646,944	4,200,724,336
Value of capital withdrawn	(1,457,417,545)	(3,916,067,159)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	229,399	284,657,177
Increase (decrease) in net assets	20,112,893	317,383,947
Net assets at beginning of period	865,886,457	548,502,510
Net assets at end of period	$ 885,999,350	$ 865,886,457

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	860	866	549	558	836	795
Ratio of expenses before expense reductions (%)	.20*	.22	.22	.22	.21	.21
Ratio of expenses after expense reductions (%)	.20*	.20	.20	.20	.20	.20
Ratio of net investment income (%)	5.04*	4.79	2.97	1.12	.95	1.56
Total Return (%)[b]	2.54**	4.84[c]	3.01[c]	1.17[c]	.96[c]	1.60[c]
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return for the Portfolio was derived from the performance of Treasury Money Fund — Institutional Class.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Treasury Money Portfolio (the ``Portfolio'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/ dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Portfolio's financial statements.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Fund. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and payable monthly at the annual rate of 0.15%.

For the period from January 1, 2007 through September 30, 2007, the Advisor has voluntarily agreed to waive a portion of their fees and/or reimburse expenses of the Portfolio to the extent necessary to maintain total operating expenses at not more than 0.20% of the Portfolio's average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses). The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to the shareholders.

Accordingly, for the six months ended June 30, 2007, the Advisor waived a portion of its Advisory fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Treasury Money Portfolio	$ 591,645	$ 18,867.15%

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration fee of $118,329, of which $23,554 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Fee Reductions

The Portfolio has entered into an arrangement with it custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2007, the Portfolio's custodian fees were reduced by $36 for custody credits earned.

D. Line of Credit

The Portfolio and other affiliated funds (the ``Participants'') shared in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

E. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds and/or shareholders of the affected funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

F. Fund Merger

On May 4, 2007, the shareholders of the Treasury Money Fund — Institutional Class and on August 21, 2007, the shareholders of the Treasury Money Fund Investment approved, in principle, the merger of the funds into the Investors Cash Trust Treausry Portfolio, which is expected to occur in September 2007. Prior to these fund mergers, Treasury Money Fund — Institutional Class and Treasury Money Fund Investment, currently master-feeder structures, will receive all of their assets and liabilities from the master portfolio and convert to stand-alone funds. The master portfolio will be closed after the conversion.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-scudder.com (800) 621-1148
Nasdaq Symbol	BTRXX
CUSIP Number	23339C 818
Fund Number	542

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Money Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Money Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 24, 2007